Annual Fund Operating Expenses - The Hartford MidCap Value Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual fund operating expenses	1.26%
Class C
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.30%
Total annual fund operating expenses	2.03%
Class I
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total annual fund operating expenses	0.91%
Class R3
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.31%
Total annual fund operating expenses	1.54%
Class R4
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual fund operating expenses	1.24%
Class R5
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.92%
Class Y
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.92%
Class F
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual fund operating expenses	0.82%